Credit risk - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Assets obtained by taking possession of collateral or calling on other credit enhancements	£ 285	£ 229
Total	£ (870,816)	£ (846,753)
Percentage of mortgage portfolio	20.90%	20.20%
Modified | Stage 2 and stage 3
Disclosure of financial assets [line items]
Loans and advances to banks and customers	£ 0	£ 180
Modified | Stage 1 £m
Disclosure of financial assets [line items]
Loans and advances to banks and customers	0	5
Commercial loans
Disclosure of financial assets [line items]
Collateral held permitted to be sold or repledged	575	608
Reverse repurchase agreements
Disclosure of financial assets [line items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value	10,676	9,926
Loan commitments and credit related contingencies
Disclosure of financial assets [line items]
Collateral held permitted to be sold or repledged	17,181	13,036
Stock borrowed
Disclosure of financial assets [line items]
Collateral held permitted to be sold or repledged	20,887	17,280
Collateral sold or repledged in absence of default by owner of collateral, at fair value	11,781	9,363
Total loans and advances to customers
Disclosure of financial assets [line items]
Total	(459,857)	(449,745)
Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(43,605)	(51,700)
Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	(404,624)	(384,394)
Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(5,608)	(6,010)
Financial assets, subject to partial write-off	971	1,167
Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(6,020)	(7,641)
Allowance for expected credit losses
Disclosure of financial assets [line items]
Total	3,481	4,084
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	1,286	1,629
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	889	1,091
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	1,119	1,151
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	187	213
Allowance for expected credit losses | Retail – UK Motor Finance
Disclosure of financial assets [line items]
Total	356	340
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	115	91
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	169	186
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	72	63
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Residual Value Impairment And Voluntary Terminations
Disclosure of financial assets [line items]
Total	178	187
Allowance for expected credit losses | Other retail lending | Stage 1 and 2
Disclosure of financial assets [line items]
Total	360	378
Allowance for expected credit losses | Other retail lending | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	358
Allowance for expected credit losses | Commercial loans | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	150	133
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees
Disclosure of financial assets [line items]
Total	270	322
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	126	160
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	142	160
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	2	2
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	0	0
Allowance for expected credit losses | Total loans and advances to customers
Disclosure of financial assets [line items]
Total	3,191	3,717	£ 4,518
Allowance for expected credit losses | Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	1,160	1,467	1,808
Allowance for expected credit losses | Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	736	900	700
Allowance for expected credit losses | Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	1,108	1,137	1,757
Allowance for expected credit losses | Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	187	213	253
Gross carrying amount | Retail – UK Motor Finance
Disclosure of financial assets [line items]
Total	(16,419)	(15,680)
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(2,398)	(2,027)
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	(13,897)	(13,541)
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(124)	(112)
Gross carrying amount | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	0	0
Gross carrying amount | Other retail lending | Stage 1 and 2
Disclosure of financial assets [line items]
Total	(60,720)	(55,814)
Gross carrying amount | Other retail lending | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(351)
Gross carrying amount | Commercial loans | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(450)	(507)
Gross carrying amount | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(4,565)	(6,002)
Gross carrying amount | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	(143,914)	(137,109)
Gross carrying amount | Provisions in relation to loan commitments and financial guarantees | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(101)	(150)
Gross carrying amount | Provisions in relation to loan commitments and financial guarantees | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(39)	(58)
Gross carrying amount | Total loans and advances to customers
Disclosure of financial assets [line items]
Total	(463,048)	(453,462)	(459,417)
Gross carrying amount | Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(44,765)	(53,167)	(61,164)
Gross carrying amount | Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	(405,360)	(385,294)	(380,991)
Gross carrying amount | Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(6,716)	(7,147)	(7,640)
Financial assets, subject to partial write-off	297	364
Gross carrying amount | Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	£ (6,207)	£ (7,854)	£ (9,622)